Significant Accounting Policies (Table)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies Table
Schedule of detailed information for equipment
Double Declining Rate
Leasehold improvements	20%
Office equipment	30%
Office furnishings	20%